Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - Debt securities and other debt - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Carrying value	$ 31,236	$ 31,247
Fair value	$ 31,286	$ 30,022